MUTUAL FUND SERIES TRUST

(THE “TRUST”)

Supplement dated July 10, 2014 to the Statement of Additional Information (“SAI”) dated June 5, 2014 to each of the following series of the Trust (each a “Fund” and collectively, the “Funds”):

Catalyst Hedged Insider Buying Fund (formerly, the Catalyst Strategic Insider Fund) Class I: STVIX	Catalyst/MAP Global Total Return Income Fund Class I: TRXIX
Catalyst Insider Buying Fund (formerly, the Catalyst Large Cap Value Fund) Class I: INSIX	Catalyst/MAP Global Capital Appreciation Fund Class I: CAXIX
Catalyst Insider Long/Short Fund Class I: CIAIX	Catalyst Dynamic Alpha Fund (formerly, the Catalyst/CP Core Equity Fund) Class I: CPEIX

Catalyst/Lyons Tactical Allocation Fund Class I: CLTIX
Catalyst/Lyons Hedged Premium Return Fund Class I: CLPFX

Supplement dated July 10, 2014 to the Statement of Additional Information (“SAI”) dated March 5, 2014 to the following series of the Trust (a “Fund” and collectively with the above listed Funds, the “Funds”):

Catalyst Macro Strategy Fund

Class A: MCXAX      Class C: MCXCX    Class I: MCXIX

Supplement dated July 10, 2014 to the Statement of Additional Information (“SAI”) dated December 21, 2013 to the following series of the Trust (a “Fund” and collectively with the above listed Funds, the “Funds”):

Catalyst/EquityCompass Buyback Strategy Fund

Class A: BUYAX      Class C: BUYCX     Class I: BUYIX

Supplement dated July 10, 2014 to the Statement of Additional Information (“SAI”) dated December 20, 2013 to the following series of the Trust (a “Fund” and collectively with the above listed Funds, the “Funds”):

Catalyst/Lyons Hedged Premium Return Fund

Class A: CLPAX   Class C: CLPCX

Supplement dated July 10, 2014 to the Statement of Additional Information (“SAI”) dated November 1, 2013 to each of the following series of the Trust (each a “Fund” and collectively with the above listed Funds, the “Funds”):

Catalyst Small-Cap Insider Buying Fund (formerly, the Catalyst Value Fund) Class A: CTVAX Class C: CTVCX Class I: CTVIX	Catalyst/SMH Total Return Income Fund Class A: TRIFX Class C: TRICX Class I: TRIIX
Catalyst Hedged Insider Buying Fund (formerly, the Catalyst Strategic Insider Fund) Class A: STVAX Class C: STVCX	Catalyst/Groesbeck Growth of Income Fund Class A: CGGAX Class C: CGGCX Class I: CGGIX
Catalyst Insider Buying Fund (formerly, the Catalyst Large Cap Value Fund) Class A: INSAX Class C: INSCX	Catalyst/MAP Global Total Return Income Fund Class A: TRXAX Class C: TRXCX
Catalyst Insider Long/Short Fund Class A: CIAAX Class C: CIACX	Catalyst/MAP Global Capital Appreciation Fund Class A: CAXAX Class C: CAXCX
Catalyst Event Arbitrage Fund Class A: CEAAX Class C: CEACX Class I: CEAIX	Catalyst/Lyons Tactical Allocation Fund Class A: CLTAX Class C: CLTCX
Catalyst Hedged Futures Strategy Fund Class A: HFXAX Class C: HFXCX Class I: HFXIX	Catalyst Dynamic Alpha Fund (formerly, the Catalyst/CP Core Equity Fund) Class A: CPEAX Class C: CPECX
Catalyst/SMH High Income Fund Class A: HIIFX Class C: HIICX Class I: HIIIX	Catalyst/Princeton Floating Rate Income Fund Class A: CFRAX Class C: CFRCX Class I: CFRIX

The information in this Supplement updates and amends certain information contained in each currently effective SAI for each Fund dated on or before the date of this Supplement and should be read in conjunction with any such SAI. _____________________________________________________________________________________________________________________

Effective July 1, 2014, MFund Services LLC (“MFund”) discontinued the voluntary waiver of its fees earned under the terms of the Management Services Agreement between the Trust and MFund on behalf of the Funds. In connection therewith, the following paragraph is added to the “Transfer Agent, Fund Accounting Agent and Administrator” section of the SAI and replaces any information to the contrary contained therein:

“For these services, the Funds pay MFund $5,000 annually and an annual asset-based fee in accordance with the schedule set forth below applied at the Fund family level (i.e., all the Funds in the Trust advised by Catalyst Capital Advisors LLC):

0.10% of net assets up to $50 million;

.07% of net assets from $50 million to $100 million;

.05% of net assets from $100 million to $250 million;

.04% of net assets from $250 million to $500 million;

.03% of net assets from $500 million to $1 billion;

.02% of net assets from $1 billion

In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.”

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You should read this Supplement in conjunction with each Fund’s current Prospectus and SAI, which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 866-447-4228 or by writing to the Fund c/o Gemini Fund Services, LLC 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.